Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
New South Wales
Legislative liabilities
Assessed liabilities	$ 22	$ 22
Victoria
Legislative liabilities
Assessed liabilities	7	7
South Australia
Legislative liabilities
Assessed liabilities	7	6
Queensland
Legislative liabilities
Assessed liabilities	1	1
Australian Capital Territory
Legislative liabilities
Assessed liabilities	0	0
Northern Territory
Legislative liabilities
Assessed liabilities	0	0
Western Australia
Legislative liabilities
Assessed liabilities	1	1
Tasmania
Legislative liabilities
Assessed liabilities	1	1
Guarantees | Guarantees capped at $20 million per year
Contingent liabilities
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	20
Guarantees | Guarantees capped at $2 million per year
Contingent liabilities
Maximum amount of initial guarantee	2
Automatic reinstatement guarantee amount	$ 2
Provision in relation to the AUSTRAC civil proceedings
Provisions
Legal proceedings provision		$ 1,300